Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of total staff benefits

Employees’ Benefits	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	38,317,445	–	42,254,937	–
Employment termination benefits	395,848	39,586,368	929,338	41,843,524
Total	38,713,293	39,586,368	43,184,275	41,843,524

Schedule of short-term benefits

Short-Term Employees’ Benefits	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Vacation	16,987,082	17,778,588
Bonus and compensation	21,330,363	24,476,349
Total	38,317,445	42,254,937

Schedule of severance indemnity

Severance Indemnity	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Current	395,848	929,338
Non-current	39,586,368	41,843,524
Total	39,982,216	42,772,862

Schedule of change in the severance indemnity

Severance Indemnity	ThCh$

Balance as of January 1, 2022	35,252,855
Current cost of service	3,672,626
Interest cost	2,696,567
Actuarial (Gain) losses	7,103,125
Paid-up benefits	(5,530,621)
Past service cost	605,174
Conversion effect	(974,031)
Others	(52,833)
Changes	7,520,007
As of December 31, 2022	42,772,862
Current cost of service	4,191,738
Interest cost	4,438,416
Actuarial (Gain) losses	(1,454,372)
Paid-up benefits	(7,099,274)
Past service cost	453,213
Conversion effect	(3,320,367)
Changes	(2,790,646)
As of December 31, 2023	39,982,216

Schedule of expense recognized in consolidated statement of Income

Expense recognized for severance indemnity	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Current cost of service	4,191,738	3,672,626	2,988,782
Past service cost	453,213	605,174	469,558
Non-provided paid benefits	13,582,343	7,277,848	4,976,108
Others	895,162	909,255	920,120
Total expense recognized in Consolidated Statement of Income	19,122,456	12,464,903	9,354,568

Schedule of actuarial assumptions

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022

Mortality table			RV-2020	RV-2014	Gam '83	Gam '83
Annual interest rate			7,35%	6,34%	214,08%	111,68%
Voluntary employee turnover rate			4,3%	4,3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6,1%	6,1%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3,7%	3,7%	196.33%	99,70%
Estimated retirement age for (*)	Officers		60	60	60	60
	Others	Male	65	65	65	65
		Female	60	60	60	60

Schedule of increased (decreased) in sensitivity analysis

Sensitivity Analysis	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	2,389,048	2,495,883
1% decrease in the Discount Rate (Loss)	(2,725,833)	(2,862,682)

Schedule of expenses for short-term employee benefits

Personal expense	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Salaries	242,900,374	243,047,677	213,794,654
Employees’ short-term benefits	36,662,817	39,461,401	46,605,454
Total expenses for short-term employee benefits	279,563,191	282,509,078	260,400,108
Employments termination benefits	19,122,456	12,464,903	9,354,568
Others staff expense	46,858,251	53,747,292	45,277,007
Total (1)	345,543,898	348,721,273	315,031,683

(1)	See Note 30 - Natures of cost and expense.